Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Rollforward Of Severance, Restructuring And Other Charges Accrual) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring reserve, beginning balance	$ 9.7		$ 12.9		$ 4.1
Restructuring and other charges	42.4	[1]	8.8	[1]	16.1	[1]
Reversal of prior year accrual	(2.1)		(1.0)		(0.5)
Reclassification from long term accrual	0.2
Cash payments	(22.9)		(21.5)		(9.1)
Non-cash charges	(6.0)		(1.1)		(1.0)
Restructuring reserve, ending balance	27.6		9.7		12.9
Restructuring and other charges [Member]
Restructuring and other charges	$ 48.7		$ 20.4		$ 19.4

[1]	(b) Severance, restructuring and other costs During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena business and cessation of our remaining early stage research activities. During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.